Other Liabilities (Details Narrative) - CAD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Other Liabilities
Stock based compensation	$ 89,449
Comprehensive loss		$ 487,520	$ 820,612